Note 54 Remuneration For Non Executive Directors Explanatory (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	€ 4,193	€ 4,083
José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	625	625
Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	449	455
Enrique Casanueva Nárdiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[3]	302	223
Sonia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	302	302
Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	512	512
Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	342	378
Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	195	195
Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	238	238
Cristina de Parias Halcón [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[4]	218	167
Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	238	238
Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	386	364
Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[5]	172	172
Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	214	€ 214
Board of Directors Chairman [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	1,673
Board of Directors Chairman [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	129
Board of Directors Chairman [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	129
Board of Directors Chairman [Member] | Enrique Casanueva Nárdiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[3]	129
Board of Directors Chairman [Member] | Sonia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	129
Board of Directors Chairman [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	129
Board of Directors Chairman [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	129
Board of Directors Chairman [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	129
Board of Directors Chairman [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	129
Board of Directors Chairman [Member] | Cristina de Parias Halcón [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[4]	129
Board of Directors Chairman [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	129
Board of Directors Chairman [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	129
Board of Directors Chairman [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[5]	129
Board of Directors Chairman [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	129
Executive Committee members
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	500
Executive Committee members | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	167
Executive Committee members | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	167
Executive Committee members | Enrique Casanueva Nárdiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[3]	0
Executive Committee members | Sonia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Executive Committee members | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Executive Committee members | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	167
Executive Committee members | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Executive Committee members | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Executive Committee members | Cristina de Parias Halcón [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[4]	0
Executive Committee members | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Executive Committee members | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Executive Committee members | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[5]	0
Executive Committee members | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Audit And Compliance Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	497
Audit And Compliance Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	165
Audit And Compliance Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Audit And Compliance Committee [Member] | Enrique Casanueva Nárdiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[3]	66
Audit And Compliance Committee [Member] | Sonia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	66
Audit And Compliance Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Audit And Compliance Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Audit And Compliance Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	66
Audit And Compliance Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	66
Audit And Compliance Committee [Member] | Cristina de Parias Halcón [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[4]	0
Audit And Compliance Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	66
Audit And Compliance Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Audit And Compliance Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[5]	0
Audit And Compliance Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Risk Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	642
Risk Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Risk Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	107
Risk Committee [Member] | Enrique Casanueva Nárdiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[3]	107
Risk Committee [Member] | Sonia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	107
Risk Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	214
Risk Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Risk Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Risk Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Risk Committee [Member] | Cristina de Parias Halcón [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[4]	0
Risk Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Risk Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	107
Risk Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[5]	0
Risk Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Remuneration Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	278
Remuneration Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Remuneration Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Remuneration Committee [Member] | Enrique Casanueva Nárdiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[3]	0
Remuneration Committee [Member] | Sonia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Remuneration Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Remuneration Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Remuneration Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Remuneration Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	43
Remuneration Committee [Member] | Cristina de Parias Halcón [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[4]	0
Remuneration Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	43
Remuneration Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	107
Remuneration Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[5]	43
Remuneration Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	43
Appointments Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	301
Appointments Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	115
Appointments Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	46
Appointments Committee [Member] | Enrique Casanueva Nárdiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[3]	0
Appointments Committee [Member] | Sonia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Appointments Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	46
Appointments Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	46
Appointments Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Appointments Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Appointments Committee [Member] | Cristina de Parias Halcón [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[4]	46
Appointments Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Appointments Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Appointments Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[5]	0
Appointments Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Technology And Cybersecurity Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	171
Technology And Cybersecurity Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Technology And Cybersecurity Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Technology And Cybersecurity Committee [Member] | Enrique Casanueva Nárdiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[3]	0
Technology And Cybersecurity Committee [Member] | Sonia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Technology And Cybersecurity Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	43
Technology And Cybersecurity Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Technology And Cybersecurity Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Technology And Cybersecurity Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Technology And Cybersecurity Committee [Member] | Cristina de Parias Halcón [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[4]	43
Technology And Cybersecurity Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	0
Technology And Cybersecurity Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	43
Technology And Cybersecurity Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[5]	0
Technology And Cybersecurity Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	43
Other positions [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2],[6]	130
Other positions [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[6]	50
Other positions [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[6]	0
Other positions [Member] | Enrique Casanueva Nárdiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[3],[6]	0
Other positions [Member] | Sonia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[6]	0
Other positions [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[6]	80
Other positions [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[6]	0
Other positions [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[6]	0
Other positions [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[6]	0
Other positions [Member] | Cristina de Parias Halcón [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[4],[6]	0
Other positions [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[6]	0
Other positions [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[6]	0
Other positions [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[5],[6]	0
Other positions [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[6]	€ 0

[1]
(6) The total amount reported for the 2024 financial year does not include amounts corresponding to the positions on the Board and its various Committees received by José Maldonado Ramos and Juan Pi Llorens, who ceased to hold office on March 15, 2024, and whose remuneration for those items in 2024 amounted to €85 thousand and €81 thousand, respectively.

[2]	(1) Includes the amounts corresponding to the positions on the Board of Directors and its various Committees, the composition of which was last modified on April 26, 2024.
[3]	(3) Director appointed by the General Shareholders´ Meeting held on March 15, 2024. Remuneration in 2024 corresponding to the term in office in that financial year.
[4]
(4) Director appointed by the General Shareholders´ Meeting held on March 15, 2024. Remuneration in 2024 corresponding to the term in office in that financial year. In addition, in 2025 and 2024, she received €30 thousand and 7,593 BBVA shares and €56 thousand and 14,697 BBVA shares, respectively, corresponding to the deferred portion of 2018 and 2019 annual variable remuneration accrued in her former condition of BBVA’s member of Senior Management, including the update of its cash portion. Likewise, in 2024, she received €72 thousand, as per diems for her attendance to the meetings of the management body of BBVA México, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V; positions from which she resigned in 2024.

[5]
(5) In addition, in the financial years 2025 and 2024, the director Carlos Salazar Lomelín has received €171 thousand and €113 thousand, respectively, as per diems for his attendance to the meetings of the management body of BBVA México, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V. and of the strategy forum of BBVA México, S.A. de C.V.

[6]	(2) Amounts corresponding to the positions of Deputy Chair of the Board of Directors and Lead Director.